Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Guarantees
Maturity less than 1 year	55,441	68,447
Maturity between 1 to 3 years	17,076	23,518
Maturity between 3 to 5 years	7,982	9,010
Maturity greater than 5 years	8,526	7,894
Total gross amount	89,025	108,869
Total net amount	87,344	107,046
Carrying value	3,777	2,866
Collateral received	23,109	29,550
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	3,273	3,413
Maturity between 1 to 3 years	2,062	1,525
Maturity between 3 to 5 years	1,106	1,033
Maturity greater than 5 years	907	1,437
Total gross amount	7,348	7,408
Total net amount	6,613	6,922
Carrying value	50	512
Collateral received	2,455	4,357
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,598	6,627
Maturity between 1 to 3 years	1,674	2,157
Maturity between 3 to 5 years	1,317	1,213
Maturity greater than 5 years	1,715	2,109
Total gross amount	10,304	12,106
Total net amount	9,394	10,840
Carrying value	73	100
Collateral received	3,381	4,317
Securities lending indemnifications
Guarantees
Maturity less than 1 year	15,005	18,254
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	15,005	18,254
Total net amount	15,005	18,254
Carrying value	0	0
Collateral received	15,005	18,254
Derivatives
Guarantees
Maturity less than 1 year	27,593	35,804
Maturity between 1 to 3 years	12,953	19,292
Maturity between 3 to 5 years	5,137	6,486
Maturity greater than 5 years	5,710	4,061
Total gross amount	51,393	65,643
Total net amount	51,393	65,643
Carrying value	3,650	2,246
Other guarantees
Guarantees
Maturity less than 1 year	3,972	4,349
Maturity between 1 to 3 years	387	544
Maturity between 3 to 5 years	422	278
Maturity greater than 5 years	194	287
Total gross amount	4,975	5,458
Total net amount	4,939	5,387
Carrying value	4	8
Collateral received	2,268	2,622